1933 Act/Rule 497(j)



                                             May 21, 1998


VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

      Re:  Phoenix Investment Trust 97
           File No. 333-34537

To the Commission Staff:

         In accordance with Rule 497(j) of the Securities Act of 1933, as amended, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) did not differ from that contained in the most recent registration statement for such registrant, filed electronically on May 15, 1998.

                                            Very truly yours,


                                            /s/ Thomas N. Steenburg
                                            Thomas N. Steenburg